Business Acquisition and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Business Acquisition and Goodwill [Abstract]
Schedule of purchase price allocation of assets acquired and liabilities assumed and related deferred income taxes
	Amount US$	Amortization Years
Current assets	1,146,737
Property and equipment, net	816
Distribution channel	1,020,889	10
Technology	486,886	10
Total identifiable assets acquired	2,655,328

Current liabilities	73,906
Deferred tax liabilities	236,768
Total liabilities assumed	310,674

Net identifiable assets acquired	2,344,654
Total purchase consideration	830,324
Fair value of previously held equity interest	996,954
Fair value of non-controlling interests	1,721,734
Goodwill	1,204,358

	Amount US$	Amortization Years
Current assets	1,146,737
Property and equipment, net	816
Distribution channel	1,020,889	10
Technology	486,886	10
Total identifiable assets acquired	2,655,328

Current liabilities	73,906
Deferred tax liabilities	236,768
Total liabilities assumed	310,674

Net identifiable assets acquired	2,344,654
Total purchase consideration	830,324
Fair value of previously held equity interest	996,954
Fair value of non-controlling interests	1,721,734
Goodwill	1,204,358

Schedule of purchase price allocation of assets
(US$, except for share and per share data)
Consideration:
Number of outstanding ordinary shares held by Fuwei’s shareholders as of December 23, 2022	3,265,837
Closing price of Fuwei’s ordinary shares as of December 23, 2022	8.30
Fair value of Fuwei shareholders’ 3.21% interest of Baijiayun Group Ltd as of December 23, 2022	27,106,447
Total consideration	27,106,447

Assets acquired and liabilities assumed:
Assets held for sale
Inventories	5,856,077
Other current assets	44,572,781
Fixed assets	16,644,971
Land use rights	2,051,673
Other non-current assets	186,452
Fair value adjustment on assets held for sale in connection with the Fuwei Disposition (giving effect of $520,000 costs to sell)	(21,227,128)
Total assets held for sale, net	48,084,826

Liabilities held for sale
Short-term borrowing	9,424,114
Other current liabilities	8,930,900
Other non-current liabilities	249,812
Total liabilities held for sale	18,604,826
Net assets acquired classified as held for sale	29,480,000
Bargain purchase gain	(2,373,553)

Schedule of unaudited pro forma information
(All amounts in US$’000)	For the Six Months Ended December 31,
	2022	2021
Pro forma revenues	$64,656	$61,876
Pro forma net income	$2,611	$725
Pro forma net income attributable to the Company	$3,178	$603